Income Tax - Summary of Income Tax Recognized Directly in Equity (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Deferred income tax related to employee share options	$ 0	$ 0	$ (9)	$ (1,159)